NATURE OF BUSINESS AND OPERATIONS (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 15, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member] Advisor [Member]	Jun. 09, 2010 Common Stock [Member] Private Offering [Member]	Dec. 31, 2012 Common Stock [Member] Private Offering [Member]	Sep. 15, 2009 Common Stock [Member] Private Offering [Member]	Jun. 17, 2009 Common Stock [Member] Private Offering [Member] Advisor [Member]	Dec. 31, 2012 Common Stock [Member] Public Placement [Member] Advisor [Member]	Dec. 31, 2011 Common Stock [Member] Public Placement [Member] Advisor [Member]	Dec. 31, 2012 Common Stock [Member] IPO [Member]	Jun. 16, 2010 Common Stock [Member] IPO [Member]	Mar. 27, 2013 Common Stock [Member] IPO [Member] Subsequent Event [Member]	Mar. 27, 2013 Common Stock [Member] IPO [Member] Subsequent Event [Member]	Dec. 31, 2012 Common Stock [Member] IPO [Member] Advisor [Member]	Dec. 31, 2012 Common Stock [Member] Distribution Reinvestment Plan [Member]	Jun. 16, 2010 Common Stock [Member] Distribution Reinvestment Plan [Member]	Jun. 15, 2010 Convertible Stock [Member]	Jun. 09, 2010 Convertible Stock [Member] Private Offering [Member]	Sep. 15, 2009 Convertible Stock [Member] Private Offering [Member]	Jun. 09, 2010 Convertible Stock [Member] Private Offering [Member] Advisor [Member]	Jun. 16, 2010 Maximum [Member] Distribution Reinvestment Plan [Member]	Sep. 15, 2009 Maximum [Member] Common Stock [Member] Private Offering [Member]	Dec. 31, 2012 Maximum [Member] Common Stock [Member] Public Placement [Member] Advisor [Member]	Jun. 16, 2010 Maximum [Member] Common Stock [Member] IPO [Member]
Securities Financing Transaction [Line Items]
Entity organized date	Jun. 03, 2009
Percentage the advisor has agreed to invest									1.00%
Amount invested by non affiliated investors									$ 250,000,000
Amount agreed by advisor to be invested maximum																								2,500,000.0
Maximum shares under offering (in shares)	1,000,000,000	1,000,000,000																				7,500,000.0	5,000,000		75,000,000.0
Sale price of share (in dollars per share)							$ 10					$ 10					$ 9.50			$ 1
Proceeds from issuance of stock under private offering					12,800,000			200,000	1,300,000	315,000	208,900,000
Net proceeds from issuance from private placement					11,300,000
Payment of syndication costs	15,588,000	6,924,000			1,500,000
Issuance of common stock (in shares)					1,283,727	1,283,727		20,000	141,500	35,000	20,993,303			5,200,000	176,500	21,008,880			5,000		4,063
Stock acquired by outside investors (in shares)	0	0																	937
Common shares converted by advisor (in shares)			4,500	4,500
Convertible shares issued (in shares)				45,000														45,000
Offering proceeds, initial public offering	$ 128,947,000	$ 57,747,000												$ 51,700,000
Remaining number of shares available under initial public offering (in shares)													48,700,000